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1940 Act File No. 811-7436

February 26, 2016

FILED VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

RE:	The DFA Investment Trust Company File No. 811-7436

Ladies and Gentlemen:

Pursuant to Rule 8b-16 under the Investment Company Act of 1940, as amended (the "1940 Act"), submitted electronically via the EDGAR system, please find enclosed Amendment No. 56 (the “Amendment”) to the Registration Statement of The DFA Investment Trust Company (the “Fund”) on Form N-1A.

The Amendment is being filed for the purposes of: (i) responding to comments conveyed by the U.S. Securities and Exchange Commission’s staff concerning Amendment No. 55 to the Fund’s Registration Statement that was filed with the U.S. Securities and Exchange Commission on July 21, 2015 under the 1940 Act; and (ii) updating the Fund’s financial statements for the fiscal period ended October 31, 2015 and making certain non-material changes.

Please direct questions or comments relating to this filing to me at (215) 564-8048 or, in my absence, to Brian Crowell, Esquire at (215) 564-8082.

Very truly yours, /s/ Jana Cresswell Jana Cresswell

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